Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	6.135
Maximum Aggregate Offering Price	$ 6,135,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 847.25
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on June 3, 2026, as reported on The Nasdaq Capital Market.